Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Repayment schedule [Abstract]
Project debt	$ 4,852,348	$ 5,091,114	$ 5,475,208
2020 [Member]
Repayment schedule [Abstract]
Interest repayment	12,799
Nominal repayment	256,620
2021 [Member]
Repayment schedule [Abstract]
Project debt	262,787
2022 [Member]
Repayment schedule [Abstract]
Project debt	293,642
2023 [Member]
Repayment schedule [Abstract]
Project debt	319,962
2024 [Member]
Repayment schedule [Abstract]
Project debt	335,067
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,371,724